UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05291

College and University Facility Loan Trust One
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Diana J. Kenneally US Bank Corporate Trust Services One Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:		617-603-6406

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2006

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

August 31, 2006

(Dollar Amounts in Thousands)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return% (A)	Cost (Notes
Balance	Description	Rate%	Date	(Unaudited)	1 and 2)
	COLLEGE AND UNIVERSITY LOANS (62.1%)
	——— ALABAMA ———
$8	Birmingham-Southern College	3.00	10/01/2006	12.48	$8
200	Birmingham-Southern College	3.00	10/01/2010	12.47	165
2	Stillman College	3.00	02/01/2007	13.24	2
1346	University of Alabama	3.00	05/01/2021	12.27	766
191	University of Montevallo	3.00	05/01/2023	12.3	102
	——— CALIFORNIA ———
523	Azusa Pacific University	3.00	04/01/2017	12.96	322
1170	California State University	3.00	11/01/2012	10.57	935
20	Foothill College	3.00	10/01/2006	11.76	19
215	Monterey Peninsula College	3.00	10/01/2018	11.95	135
305	San Diego State University	3.00	11/01/2021	11.93	175
640	San Francisco State University	3.00	11/01/2021	11.93	370
	——— HAWAII ———
135	University of Hawaii at Manoa	3.00	10/01/2006	11.76	132
	——— ILLINOIS ———
320	Concordia College	3.00	05/01/2011	12.64	256
	——— INDIANA ———
100	Anderson College	3.00	03/01/2010	13.02	81
285	Taylor University	3.00	10/01/2010	12.45	234
1190	University of Notre Dame	3.00	04/01/2018	12.95	710
	——— KANSAS ———
125	Emporia State University	3.00	04/01/2009	12.33	108
	——— LOUISIANA ———
395	Xavier University	3.00	10/01/2017	12.54	246
	——— MARYLAND ———
910	Western Maryland College	3.00	11/01/2016	12.44	598
	——— MASSACHUSETTS ———
162	Atlantic Union College	3.00	05/01/2023	12.68	85
676	Boston University	3.00	12/31/2022	11.87	365
34	Hampshire College	3.00	11/01/2006	12.43	34
77	Springfield College	3.00	05/01/2011	12.59	62
	——— MICHIGAN ———
880	Albion College	3.00	10/01/2015	12.51	597
200	Alma College	3.00	04/01/2010	11.87	166

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return% (A)	Cost (Notes
Balance	Description	Rate%	Date	(Unaudited)	1 and 2)
$2,249	Finlandia University	3.00	08/01/2014	12.7	$1,195
	——— MINNESOTA ———
880	Augsburg College	3.00	04/01/2016	12.95	565
385	College of St. Thomas	3.00	04/01/2017	12.95	238
	——— MISSISSIPPI ———
50	Jackson State University	3.00	01/01/2007	12.5	46
20	Mississippi Valley State	3.00	07/01/2008	11.89	17
93	Tougaloo College	3.00	06/01/2021	12.44	49
	——— MISSOURI ———
168	Missouri Southern State College	3.00	12/01/2008	10.56	146
100	Missouri Western State College	3.00	10/01/2008	11.77	90
	——— NEBRASKA ———
74	University of Nebraska	3.00	07/01/2013	10.59	56
	——— NEW HAMPSHIRE ———
230	Daniel Webster College	3.00	04/01/2019	12.99	132
232	New England College	3.625	10/01/2013	12.37	176
705	New England College	3.00	04/01/2019	12.96	407
383	Rivier College	3.625	04/01/2014	12.78	274
	——— NEW JERSEY ———
85	Fairleigh Dickinson University	3.00	11/01/2020	12.09	50
	——— NEW YORK ———
92	Alfred University	3.00	11/01/2007	12.41	86
394	Long Island University	3.00	06/01/2016	12.34	249
847	Sarah Lawrence College	3.00	11/01/2021	12.64	477
	——— NORTH CAROLINA ———
77	Montreat-Anderson College	3.00	12/01/2019	12.19	45
140	North Carolina State University	3.00	09/01/2006	8.02	137
945	University of North Carolina	3.00	01/01/2018	11.49	604
	——— OHIO ———
1235	Case Western Reserve University	3.00	04/01/2016	10.54	873
19	Riverside Hospital	3.00	04/01/2007	13.09	18
145	University of Steubenville	3.375	04/01/2012	12.88	109
218	University of Steubenville	3.00	04/01/2017	12.96	134
	——— PENNSYLVANIA ———
412	Carnegie - Mellon University	3.00	11/01/2017	10.45	285
460	Harcum Junior College	3.00	11/01/2015	12.44	314

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return% (A)	Cost (Notes
Balance	Description	Rate%	Date	(Unaudited)	1 and 2)
$20	Susquehanna University	3.00	11/01/2006	12.44	$20
260	Susquehanna University	3.625	11/01/2014	12.32	188
81	Swarthmore College	3.00	11/01/2013	12.3	59
298	Temple University	3.375	11/01/2014	11.99	221
	——— RHODE ISLAND ———
266	Community College of Rhode Island	3.00	04/01/2018	12.1	169
	——— SOUTH CAROLINA ———
12	Benedict College	3.00	11/01/2006	12.42	12
605	College of Charleston	3.00	07/01/2016	12.02	387
563	Morris College	3.00	11/01/2013	12.42	412
	——— TENNESSEE ———
68	Bryan College	3.00	02/01/2010	12.68	55
228	Vanderbilt University	3.00	06/30/2009	10.39	195
	——— TEXAS ———
388	Jarvis Christian College	3.00	04/01/2019	12.96	225
76	Laredo Junior College	3.00	08/01/2009	11.82	62
109	St. Edward’s University	3.625	04/01/2013	12.8	80
35	Texas College	3.00	04/01/2007	13.09	32
383	Texas Tech University	3.625	03/01/2013	10.8	299
2420	Texas Tech University	3.375-3.50	03/01/2012	10.83	1939
	——— VERMONT ———
850	Middlebury College	3.00	04/01/2018	12.87	548
30	St. Michael’s College	3.00	04/01/2008	13.06	27
2032	University of Vermont	3.00	10/01/2019	12.19	1222
	——— VIRGINIA ———
1115	Old Dominion University	3.00	06/01/2013	11.7	790
	——— WASHINGTON ———
40	Western Washington University	3.00	10/01/2007	11.16	38
30,626	Total College and University Loans				20,425

	Allowance for Loan Losses				660

	Net Loans of the Trust				19,765

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return% (A)	Cost (Notes
Balance	Description	Rate%	Date	(Unaudited)	1 and 2)

	INVESTMENT AGREEMENTS (37.9%)

2,600	FNMA #787 Liquidity Fund	8.00	12/01/2014	8.00	2,600
9,438	FNMA #786 Revenue Fund	5.00	12/01/2014	5.00	9,438
12,038	Total Investment Agreements				12,038
$42,664	Total Investments (100.0%)				$31,803

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

Item 2. Controls and Procedures

(a)          Not applicable to the registrant.

(b)         Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)              Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)              Annual Compliance Statement of the Servicer, GMAC Commercial Mortgage Corporation, is attached.

3)              Attestation Report of Independent Accountants, PricewaterhouseCoopers, LLP, is attached.

4)              GMAC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust One

By (Signature and Title)*	/s/ Diana Kenneally Assistant Vice President

Date	November 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Diana Kenneally Assistant Vice President

Date	November 3, 2006

* Print the name and title of each signing officer under his or her signature.